Stockholder's Equity (Details) (USD $)	1 Months Ended		12 Months Ended			1 Months Ended			12 Months Ended	1 Months Ended
	Feb. 28, 2011	Jul. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	May 31, 2011 Maximum [Member]	Aug. 31, 2009 Maximum [Member]	Jun. 30, 2009 Maximum [Member]	Dec. 31, 2009 March 2009 Stock Repurchase Program [Member]	Mar. 31, 2009 March 2009 Stock Repurchase Program [Member] Maximum [Member]
Stockholders' Equity Note Disclosure [Line Items]
Repurchase of common stock, authorized amount	$ 150,000,000					$ 200,000,000	$ 100,000,000			$ 100,000,000
Stock repurchased during the period, shares		6,850,871	11,900,000	2,300,000					341,639
Stock repurchased during the period, value		95,900,000	261,528,000	37,363,000	111,017,000				3,900,000
Weighted-average price per repurchased share		$ 14.00	$ 21.95	$ 16.50					$ 11.37
Remaining authorized amount available for stock repurchase			68,000,000
Maximum of shares can repurchase by Dutch Auction								10,715,000
Fees and expenses related to tender offer		$ 1,300,000